Employees - Summary of Key Management Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Staff And Management Costs [Line Items]
Salaries and short-term employee benefits	€ (29)	€ (28)	€ (42)
Share-based benefits	(10)	(5)	(16)
Key management compensation excluding non-executive director's fee	(39)	(33)	(58)
Non-Executive Directors’ fees	(2)	(2)	(2)
Key management compensation	(41)	(35)	(60)
Key management compensation
Disclosure Of Staff And Management Costs [Line Items]
Expense from share-based payment transactions	6	10	17
Key management compensation | Executive Directors
Disclosure Of Staff And Management Costs [Line Items]
Key management compensation	(8)	(6)	(9)
Key management compensation | Other
Disclosure Of Staff And Management Costs [Line Items]
Key management compensation	€ (31)	€ (27)	€ (49)